Leases (right of use assets and lease liabilities)	6 Months Ended
Jun. 30, 2022
Leases (right of use assets and lease liabilities)

9.	Leases (right of use assets and lease liabilities)

Right of use assets decreased from €48.3 million as at December 31, 2021 to €46.8 million as at June 30, 2022, mainly due to amortization (€1.5 million) and exchange rate differences (€0.9 million), partly offset by positive impact from revaluation of lease liabilities (€0.8 million).

Lease liability decreased from €56.8 million as at December 31, 2021 to €54.9 million as at June 30, 2022, mainly due lease payments (€2.0 million) and exchange rate differences (€1.3 million), partly offset by impact from revaluation of lease liabilities (€0.8 million), interest expenses (€0.5 million) and additions (€0.1 million).

Major lease agreements are for the premises in Austria (book value as at June 30, 2022: €23.5 million, December 31, 2021: €24.0 million) and Sweden (book value as at June 30, 2022: €21.1 million, December 31, 2021: €22.1 million).